1. Nature of Operations and Significant Accounting Policies (Details Narrative) - USD ($)	2 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended
	Feb. 25, 2019	May 08, 2020	Jun. 08, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents				$ 334,969	$ 1,547
Derivative liability				3,676,649	0
Construction in progress				1,566,316	1,540,918
Depreciation expense				1,542	779
Goodwill, intangible assets impairment				7,962,694	0
Fixed assets wrote down				186,000
Long lived asset impairment				$ 146,084
Minimum [Member]
Intangible Assets useful life				10 years
Maximum [Member]
Intangible Assets useful life				15 years
Options [Member]
Options outstanding				0
Sunniva [Member]
Write off of deposit			$ 1,881,126
AMS [Member]
Goodwill, intangible assets impairment				$ 7,815,891
Construction In Progress [Member]
Depreciation expense				$ 0	$ 0
Common Stock of GN [Member]
Stock exchanged, shares received		3,671,597
Common Stock
Shares given in business combination	7,988,963
Stock exchanged, shares exchanged		5,507,400
GN Ventures [Member] | Common Stock of GN [Member]
Shares acquired in business combination	3,936,500
GN Ventures [Member] | Warrants of GN [Member]
Shares acquired in business combination	2,500,000